Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Other Assets [Abstract]
Inventories	$ 24,718		$ 29,272
Deferred mobilization expenses	60,801		46,407
Prepayments and advances	34,960		18,220
Swap cash collateral	8,000		8,000
Other	10,172		20,876
Balance at end of year/period	$ 138,651	$ 122,775	$ 122,775